Contingencies, commitments and restrictions on the distribution of profits - Commitments (Details)		1 Months Ended	12 Months Ended
	Jan. 22, 1998	Feb. 28, 1998 item	Dec. 31, 2021 item aircraft
Schedule Of Commitment [Line Items]
Number of airports			53
Argentina | AA2000
Schedule Of Commitment [Line Items]
Number of airports		33	35 [1]
Concession agreement extension period	10 years		10 years
Argentina | NQN
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			5 years
Argentina | BBL
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			10 years
Italy | TA (SAT)
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			2 years
Italy | TA (ADF)
Schedule Of Commitment [Line Items]
Number of airports			1
Brazil | ICASGA
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			5 years
Brazil | ICAB
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			5 years
Uruguay | Puerta del sur
Schedule Of Commitment [Line Items]
Number of airports			7
Number Of regional airports | aircraft			6
Concession agreement extension period			20 years
Uruguay | CAISA
Schedule Of Commitment [Line Items]
Number of airports			1
Ecuador | TAGSA
Schedule Of Commitment [Line Items]
Number of airports			1
Concession agreement extension period			2 years
Ecuador | ECOGAL
Schedule Of Commitment [Line Items]
Number of airports			1
Armenia | AIA
Schedule Of Commitment [Line Items]
Number of airports			2
Concesssion agreement extension period, description			Option to renew every 5 years

[1]	Includes Termas de Rio Hondo Airport, which pursuant to ORSNA’s Resolution No. 27/2021 has also been incorporated into the AA2000 Concession Agreement.